Contractual obligations	12 Months Ended
Dec. 31, 2022
Contractual Obligations
Contractual obligations

29	Contractual obligations

Accounting policy

Contractual obligations consist of advance payments received by the Company under a silver streaming agreement, signed with a counterparty (the “Streamer”) and by which referential silver contents found in the ore concentrates produced by the Company’s Cerro Lindo mining unit are sold to the Streamer.

Determining the accounting treatment of silver streaming transactions requires the exercise of high degree of judgment.

The Company assesses whether those advances obtained under this agreement should be recognized as contractual obligations (a sale of a non-financial item) or as a financial liability. For that purpose, the Company takes into consideration factors such as which party is exposed to the operational risk, the risk of access to the resources, the price risk, and assesses whether the transaction involves a sale of an own use asset for the counterparty. In those cases, in which the Company concludes that, in essence, the Streamer shares substantially the operational risks, the resource access and price risks, it delivers a non-financial item that qualifies as an “own use” item; any advance payment obtained is recognized as a contractual obligation in the framework of IFRS 15: Revenue from contracts with customers. Otherwise, the Company would recognize a financial liability in the framework of the provisions of IFRS 9: Financial instruments.

When a contractual obligation is recognized, the balance is initially recognized at the amount received, and it is subsequently recognized as revenue when the control of the respective assets is transferred, that is, upon the physical delivery of the nonfinancial item (silver certificate). Contractual obligations are recognized within non-current liabilities, except for the portion of silver certificates that are estimated to be delivered over the 12 months following the balance sheet date.

The advance payment obtained under the silver streaming transaction entered by the Company in 2016 is recognized as contractual obligation to the extent that the risk assessment conducted by the management indicates the relevant risks are substantially shared with the Streamer and the qualifying conditions of a sale of an “own use” item are met.

Determination of the transaction price

The transaction price is the amount of consideration to which the Company expects to be entitled in return for transferring the promised goods to its counterparty. The transaction price is allocated to each performance obligation based on the relative standalone selling prices. In the silver streaming transaction, the Company has variable considerations related to the production capacity of the mine linked to its LOM and to the LME. IFRS 15 requires that for contracts containing variable considerations, the transaction price be continually updated and re-allocated to the transferred goods. For this purpose, the contractual obligations require an adjustment to the transaction price per unit each time there is a change in the underlying production profile of a mine or the expected metal prices. The change in the transaction price per unit results in a retroactive adjustment to revenues in the period in which the change is made, reflecting the new production profile expected to be delivered under the streaming agreement or the expected metal prices. A corresponding retroactive adjustment is made to accretion expenses, reflecting the impact of the change in the contractual obligation balance.

Critical accounting estimates, assumptions and judgments

The recognition of revenues and of the contractual obligation related to the silver transaction require the use of critical accounting estimates and assumptions including, but not limited to: (i) allocation of revenues on relative prices; (ii) estimate prices for determining the upfront payment; (iii) discount rates used to measure the present value of future inflows and outflows; and (iv) estimates of LOM, reserves and mineral production.

(a)	Composition

In 2016, the Company entered a silver streaming arrangement, which consisted of an upfront payment of USD 250,000 for the anticipated sale of a portion of the silver contained in the ore concentrates produced by the Cerro Lindo mining unit. The advance payment was recognized as a Contractual obligation and the corresponding revenues are recognized as the silver is delivered, which is the time that the contractual performance obligations are satisfied.

The changes in the contractual obligation are shown below:

	2022	2021
Balance at the beginning of the year	147,232	166,025
Revenues recognition upon ore delivery	(31,438)	(45,309)
Remeasurement adjustment (i)	10,565	19,580
Accretion for the year – note 10	5,801	6,936
Balance at the end of year	132,160	147,232
Current	26,188	33,156
Non-current	105,972	114,076
(i)	In September 2022, the Company recognized a remeasurement adjustment in its contractual obligations of silver streaming with a corresponding reduction in revenues for an amount of USD 10,565 and an increase in accretion for an amount of USD 1,041 (September 30, 2021: USD 19,312 and USD 1,658, respectively), given the higher long-term prices and the updated mine plan for its Cerro Lindo Mining Unit. According to the Company’s silver streaming accounting policy, prices and changes in the LOM given an update in mine plans are variable considerations and then, the recognized income under the streaming agreement should be adjusted to reflect the updated variables.